Operating Assets and Liabilities - Property and Equipment (Details) - DKK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment
Cost at beginning of period	kr 955
Cost at end of period	978	kr 955
Gross
Property, Plant and Equipment
Cost at beginning of period	1,631	1,294
Additions for the year	202	357
Acquisitions through business combinations	52
Disposals for the year	(95)	(6)
Exchange rate adjustment	25	(14)
Cost at end of period	1,815	1,631
Accumulated amortization and impairment
Property, Plant and Equipment
Cost at beginning of period	(676)	(495)
Depreciation for the year	(233)	(185)
Exchange rate adjustment	(11)	4
Accumulated depreciation on disposals	83
Cost at end of period	(837)	(676)
Leasehold improvements
Property, Plant and Equipment
Cost at beginning of period	490
Cost at end of period	450	490
Leasehold improvements | Gross
Property, Plant and Equipment
Cost at beginning of period	684	412
Additions for the year	5	6
Acquisitions through business combinations	11
Transfers between the classes	10	276
Disposals for the year	(5)
Exchange rate adjustment	16	(10)
Cost at end of period	721	684
Leasehold improvements | Accumulated amortization and impairment
Property, Plant and Equipment
Cost at beginning of period	(194)	(132)
Depreciation for the year	(75)	(64)
Exchange rate adjustment	(7)	2
Accumulated depreciation on disposals	5
Cost at end of period	(271)	(194)
Equipment, furniture and fixtures
Property, Plant and Equipment
Cost at beginning of period	426
Cost at end of period	425	426
Equipment, furniture and fixtures | Gross
Property, Plant and Equipment
Cost at beginning of period	908	649
Additions for the year	81	129
Acquisitions through business combinations	41
Transfers between the classes	38	134
Disposals for the year	(86)
Exchange rate adjustment	9	(4)
Cost at end of period	991	908
Equipment, furniture and fixtures | Accumulated amortization and impairment
Property, Plant and Equipment
Cost at beginning of period	(482)	(363)
Depreciation for the year	(158)	(121)
Exchange rate adjustment	(4)	2
Accumulated depreciation on disposals	78
Cost at end of period	(566)	(482)
Assets under construction
Property, Plant and Equipment
Cost at beginning of period	39
Cost at end of period	103	39
Assets under construction | Gross
Property, Plant and Equipment
Cost at beginning of period	39	233
Additions for the year	116	222
Transfers between the classes	(48)	(410)
Disposals for the year	(4)	(6)
Cost at end of period	kr 103	kr 39